Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income
Interest and fees on loans and leases	$ 1,203,186	$ 864,583	$ 724,493
Interest on federal funds sold and other short-term investments	47,069	22,950	8,734
Interest and dividends on securities:
Taxable	144,420	105,780	54,678
Tax-exempt	6,645	8,677	7,212
Total interest income	1,401,320	1,001,990	795,117
Interest expense
Interest on deposits	391,094	80,237	41,620
Interest on short-term borrowings	6,449	1,785	693
Interest on long-term borrowings	83,853	23,537	10,070
Total interest expense	481,396	105,559	52,383
Net interest income	919,924	896,431	742,734
Provision for credit losses	31,153	18,822	(23,970)
Net interest income after provision for credit losses	888,771	877,609	766,704
Other income
Income from bank-owned life insurance	8,330	9,188	6,840
Mortgage loan servicing income	13,746	9,235	9,605
Net investment securities (losses) gains	(7,646)	776	2,676
Other income	11,056	7,340	8,040
Total other income	135,258	153,261	278,128
Other expense
Employee compensation	230,809	242,408	279,970
Employee benefits	48,368	45,944	53,871
Net occupancy expense	46,426	45,129	42,034
Other real estate owned ("OREO") expense	1,355	2,138	5,370
Net (gains) losses on the sales of OREO properties	(60)	700	54
Equipment expense	29,731	29,320	25,979
Data processing expense	29,395	29,997	31,446
Mortgage loan servicing expense and impairment	5,596	7,099	12,246
Bankcard processing expense	2,192	1,938	1,706
FDIC insurance expense	30,376	11,988	8,346
FHLB prepayment penalties	0	0	15
Other expense	136,036	138,426	120,942
Total other expense	560,224	555,087	581,979
Income before income taxes	463,805	475,783	462,853
Income taxes	97,492	96,156	95,115
Net income	$ 366,313	$ 379,627	$ 367,738
Earnings per common share:
Basic	$ 2.72	$ 2.81	$ 2.84
Diluted	2.71	2.8	2.83
Dividends per common share	$ 1.45	$ 1.44	$ 1.41
Average outstanding shares:
Basic	134,505,058	134,776,241	129,276,452
Diluted	134,753,820	135,117,512	129,512,853
Fees from trust services [Member]
Other income
Revenue from contract	$ 18,318	$ 17,216	$ 16,552
Fees from brokerage services [Member]
Other income
Revenue from contract	16,911	16,412	15,559
Fees from deposit services [Member]
Other income
Revenue from contract	37,076	40,557	38,689
Bankcard fees and merchant discounts [Member]
Other income
Revenue from contract	7,013	6,580	5,485
Other service charges, commissions, and fees [Member]
Other income
Revenue from contract	3,861	3,267	2,990
Income from mortgage banking activities [Member]
Other income
Revenue from contract	$ 26,593	$ 42,690	$ 171,692